CAPITAL STOCK (Details Narrative) - CAD ($)						1 Months Ended	12 Months Ended
	Aug. 31, 2023	Jul. 24, 2023	May 15, 2023	Jan. 25, 2022	Jan. 15, 2022	Oct. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
[custom:GrossProceeds]	$ 10,000	$ 50,000	$ 150,000	$ 739,351	$ 20,000	$ 38,000
[custom:StockIssued]	250,000	2,000,000	6,000,000	2,957,406	80,000
[custom:CommonStockPrice-0]	$ 0.04	$ 0.025	$ 0.025	$ 0.25	$ 0.50
[custom:FairValue]				$ 2,957,406
[custom:CommonStockvalues-0]				1,626,573
[custom:DebtSettlement]				$ 887,222
[custom:WeightedAverageRemainingContractualLifeForWarrantsOutstanding]							4 years 4 months 2 days	4 years 5 months 15 days